Financial instruments and risk management - Interest rate risk (Details) - Interest rate risk ₽ in Thousands	12 Months Ended
Dec. 31, 2021 RUB (₽)
Financial instruments and risk management
Stated interest rate	20.00%
Interest expense	₽ 460,893
2% increase in borrowings interest rate
Financial instruments and risk management
Interest rate basis	Central Bank of Russia Key Rate
Interest rate spread	2.00%